Fair Value Measurements (Details)	9 Months Ended
Sep. 30, 2018 USD ($)
Cash, Adjusted Cost	$ 649,074
Cash, Change in Fair Value
Cash, Fair Value	649,074
Cash, Cash and Cash Equivalents	649,074
Adjusted Cost	7,217,354
Change in Fair Value
Fair Value	7,217,354
Cash and Cash Equivalents	7,217,354
Level 1 [Member]
Adjusted Cost	6,568,280
Change in Fair Value
Fair Value	6,568,280
Cash and Cash Equivalents	6,568,280
Level 1 [Member] | Money market funds [Member]
Adjusted Cost	302,663
Change in Fair Value
Fair Value	302,663
Cash and Cash Equivalents	302,663
Level 1 [Member] | U.S. Treasury securities [Member]
Adjusted Cost	6,265,617
Change in Fair Value
Fair Value	6,265,617
Cash and Cash Equivalents	$ 6,265,617